Note 7 - Right-of-use Asset and Lease Obligation - Lease Obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Lease obligation	$ 574,762	$ 644,121
Accretion on lease liability	42,482	48,239
Lease payment	(117,598)	(117,598)
Adjustment from lease reassessment	(480,046)
Lease obligation	$ 19,600	$ 574,762